Commitments and Contingencies - Contingencies (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Rental Expense	$ 0.1	$ 0.5	$ 0.6